Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2019
2. Segmental reporting
Analysis of results by business
Analysis of results by business
	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2019
Total income	7,353	14,675	(396)	21,632
Credit impairment charges	(712)	(1,173)	(27)	(1,912)
Net operating income/(expenses)	6,641	13,502	(423)	19,720
Operating costs	(3,996)	(9,163)	(200)	(13,359)
UK bank levy	(41)	(174)	(11)	(226)
Litigation and conduct	(1,582)	(116)	(151)	(1,849)
Total operating expenses	(5,619)	(9,453)	(362)	(15,434)
Other net income[a]	-	69	2	71
Profit/(loss) before tax	1,022	4,118	(783)	4,357
Total assets (£bn)	257.8	861.4	21.0	1,140.2
Number of employees (full time equivalent)	21,400	11,200	48,200	80,800

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2018
Total income[b]	7,383	14,026	(273)	21,136
Credit impairment (charges)/releases	(826)	(658)	16	(1,468)
Net operating income/(expenses)	6,557	13,368	(257)	19,668
Operating costs	(4,075)	(9,324)	(228)	(13,627)
UK bank levy	(46)	(210)	(13)	(269)
GMP charge	-	-	(140)	(140)
Litigation and conduct	(483)	(127)	(1,597)	(2,207)
Total operating expenses	(4,604)	(9,661)	(1,978)	(16,243)
Other net income/(expenses)[a]	3	68	(2)	69
Profit/(loss) before tax	1,956	3,775	(2,237)	3,494
Total assets (£bn)	249.7	862.1	21.5	1,133.3
Number of employees (full time equivalent)	22,600	12,400	48,500	83,500

Notes

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

b During 2018, £351m of certain legacy capital instrument funding costs were charged to Head Office, the impact of which would have been materially the same if the charges had been included in full year 2017.

Analysis of results by business
	Barclays UK	Barclays International	Head Office[a]	Barclays Non-Core[b]	Group results
	£m	£m	£m	£m	£m
For the year ended 31 December 2017
Total income	7,383	14,382	(159)	(530)	21,076
Credit impairment charges	(783)	(1,506)	(17)	(30)	(2,336)
Net operating income/(expenses)	6,600	12,876	(176)	(560)	18,740
Operating costs	(4,030)	(9,321)	(277)	(256)	(13,884)
UK bank levy	(59)	(265)	(41)	-	(365)
Litigation and conduct	(759)	(269)	(151)	(28)	(1,207)
Total operating expenses	(4,848)	(9,855)	(469)	(284)	(15,456)
Other net (expenses)/income[c]	(5)	254	(189)	197	257
Profit/(loss) before tax from continuing operations	1,747	3,275	(834)	(647)	3,541
Total assets (£bn)	237.4	856.1	39.7	-	1,133.2
Number of employees (full time equivalent)	22,800	11,500	45,600	-	79,900

Notes

a The reintegration of Non-Core assets on 1 July 2017 resulted in the transfer of c.£9bn of assets into Head Office relating to a portfolio of Italian mortgages. The portfolio generated a loss before tax of £37m in the second half of the year and included assets of £9bn as at 31 December 2017.

b The Non-Core segment was closed on 1 July 2017 with the residual assets and liabilities reintegrated into, and associated financial performance subsequently reported in, Barclays UK, Barclays International and Head Office. Financial results up until 30 June 2017 are reflected in the Non-Core segment for 2017. Comparative results have not been restated.

c Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Income by geographic region
Income by geographic region[a]
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Continuing operations
United Kingdom	11,809	11,529	10,919
Europe	1,754	1,617	1,984
Americas	7,064	7,058	7,194
Africa and Middle East	59	43	137
Asia	946	889	842
Total	21,632	21,136	21,076

Income from individual countries which represent more than 5% of total income[a]
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Continuing operations
United Kingdom	11,809	11,529	10,919
United States	6,939	6,911	7,049

Note

a The geographical analysis is now based on the location of office where the transactions are recorded, whereas it was previously based on counterparty location. The new approach is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated.